                                                        OMB APPROVAL

                                                        OMB Number: 3235-0570

                                                        Expires: Oct. 31, 2006

                                                        Estimated average burden
                                                        hours per response: 19.3

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10375

                      THE GATEWAY VARIABLE INSURANCE TRUST
               (Exact name of registrant as specified in charter)

       Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, OH 45209
               (Address of principal executive offices)         (Zip code)

                                 Geoffrey Keenan
        The Gateway Trust, Rookwood Tower, 3805 Edwards Road, Suite 600,
                              Cincinnati, OH 45209
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (513) 719-1100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS

                                GATEWAY VIT FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2004
                                   (UNAUDITED)

                        GATEWAY VARIABLE INSURANCE TRUST
                                 P. O. BOX 5211
                            CINCINNATI, OH 45201-5211
                                  800.354.6339

                                GATEWAY VIT FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)

SHARES                                               VALUE
------                                               -----
        COMMON STOCKS - 97.2%
        CONSUMER DISCRETIONARY - 10.8%

  350   AutoNation, Inc. *                         $ 5,985
  130   AutoZone, Inc. *                            10,413
  410   Bed Bath & Beyond Inc. *                    15,764
  455   Best Buy Co., Inc.                          23,087
  150   Big Lots, Inc. *                             2,169
  100   Black & Decker Corporation                   6,213
   90   Boise Cascade Corporation                    3,388
  120   Brunswick Corporation                        4,896
  820   Carnival Corporation                        38,540
  180   Centex Corporation                           8,235
  290   Circuit City Stores - Circuit City Group     3,755
  740   Clear Channel Communications, Inc.          27,343
2,776   Comcast Corporation - Class A *             77,811
  100   Cooper Tire & Rubber Company                 2,300
  220   Dana Corporation                             4,312
  165   Darden Restaurants, Inc.                     3,391
  680   Delphi Corporation                           7,262
  100   Dillard's, Inc. - Class A                    2,230
  460   Dollar General Corporation                   8,998
  100   Dow Jones & Company, Inc.                    4,510
  410   Eastman Kodak Company                       11,062
  780   eBay Inc. *                                 71,721
  260   Family Dollar Stores, Inc.                   7,909
  190   Federated Department Stores, Inc.            9,329
2,270   Ford Motor Company                          35,525
  220   Fortune Brands, Inc.                        16,595
  370   Gannett Co., Inc.                           31,394
1,070   Gap, Inc.                                   25,947
  680   General Motors Corporation                  31,681
  260   Genuine Parts Company                       10,317
  260   Goodyear Tire & Rubber Company *             2,363
  430   Harley-Davidson, Inc.                       26,634
  150   Harrah's Entertainment, Inc.                 8,115
  260   Hasbro, Inc.                                 4,940
  510   Hilton Hotels Corporation                    9,517
2,790   Home Depot, Inc.                            98,208
  400   International Game Technology               15,440
  510   Interpublic Group of Companies, Inc. *       7,002
  380   J. C. Penney Company, Inc.                  14,349
  240   Johnson Controls, Inc.                      12,811
  180   Jones Apparel Group, Inc.                    7,106
   70   KB HOME                                      4,804
  100   Knight-Ridder, Inc.                          7,200

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)

SHARES                                                VALUE
------                                                -----
        CONSUMER DISCRETIONARY (CONTINUED)

  460   Kohl's Corporation *                       $   19,449
  290   Leggett & Platt, Incorporated                   7,746
  630   Limited Brands                                 11,781
  140   Liz Claiborne Inc.                              5,037
  910   Lowe's Companies, Inc.                         47,820
  340   Marriott International, Inc. - Class A         16,959
  510   Mattel, Inc.                                    9,308
  410   May Department Stores Company                  11,271
  100   Maytag Corporation                              2,451
1,580   McDonald's Corporation                         41,080
  290   McGraw-Hill Companies, Inc.                    22,205
   70   Meredith Corporation                            3,847
  220   New York Times Company - Class A                9,836
  390   Newell Rubbermaid Inc.                          9,165
  370   NIKE, Inc. - Class B                           28,028
  210   Nordstrom, Inc.                                 8,948
  450   Office Depot, Inc. *                            8,060
  290   Omnicom Group Inc.                             22,008
  180   Pulte Homes, Inc.                               9,365
  250   RadioShack Corporation                          7,158
   90   Reebok International Ltd.                       3,238
  360   Sears, Roebuck and Co.                         13,594
  220   Sherwin-Williams Company                        9,141
   90   Snap-on Incorporated                            3,020
  120   Stanley Works                                   5,470
  650   Staples, Inc.                                  19,052
  530   Starbucks Corporation *                        23,044
  290   Starwood Hotels & Resorts Worldwide, Inc.      13,006
1,100   Target Corporation                             46,717
  220   Tiffany & Co.                                   8,107
5,820   Time Warner Inc. *                            102,316
  640   TJX Companies, Inc.                            15,450
  290   Toys R Us, Inc. *                               4,620
  430   Tribune Company                                19,582
  330   Univision Communications Inc. - Class A *      10,537
  150   VF Corporation                                  7,305
2,180   Viacom Inc. - Class B                          77,870
  170   Visteon Corp.                                   1,984
2,490   Walt Disney Company                            63,470
  150   Wendy's International, Inc.                     5,226
   80   Whirlpool Corporation                           5,488
  420   Yum! Brands, Inc.                              15,632
                                                   ----------
                                                    1,505,962
                                                   ----------

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)

SHARES                                             VALUE
------                                             -----
        CONSUMER STAPLES - 10.8%

   50   Adolph Coors Company - Class B          $    3,617
  135   Alberto-Culver Company - Class B             6,769
  500   Albertson's, Inc.                           13,270
2,500   Altria Group, Inc.                         125,125
  940   Anheuser-Busch Companies                    50,760
  780   Archer-Daniels-Midland Company              13,088
  680   Avon Products, Inc.                         31,375
  160   Brown-Forman Corporation - Class B           7,723
  560   Campbell Soup Company                       15,053
  300   Clorox Company                              16,134
3,090   Coca-Cola Company                          155,983
  630   Coca-Cola Enterprises Inc.                  18,264
  740   Colgate-Palmolive Company                   43,253
  650   ConAgra Foods, Inc.                         17,602
  550   Costco Wholesale Corporation                22,589
  520   CVS Corporation                             21,850
  490   General Mills, Inc.                         23,290
1,200   Gillette Company                            50,880
  470   H. J. Heinz Company                         18,424
  420   Hershey Foods Corporation                   19,433
  560   Kellogg Company                             23,436
  610   Kimberly-Clark Corporation                  40,187
  900   Kroger Co. *                                16,380
  200   McCormick & Company, Incorporated            6,800
  300   Pepsi Bottling Group, Inc.                   9,162
2,120   PepsiCo, Inc.                              114,226
3,280   Procter & Gamble Company                   178,563
  120   R. J. Reynolds Tobacco Holdings, Inc.        8,111
  520   Safeway Inc. *                              13,177
  910   Sara Lee Corporation                        20,921
  210   Supervalu, Inc.                              6,428
  810   SYSCO Corporation                           29,055
  260   UST Inc.                                     9,360
5,520   Wal-Mart Stores, Inc.                      291,235
1,250   Walgreen Co.                                45,262
  210   Winn-Dixie Stores, Inc. *                    1,512
  320   Wm. Wrigley Jr. Company                     20,176
                                                ----------
                                                 1,508,473
                                                ----------

        ENERGY - 6.4%

  120   Amerada Hess Corporation                     9,503
  360   Anadarko Petroleum Corporation              21,096
  372   Apache Corporation                          16,201
   80   Ashland Inc.                                 4,225

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)

SHARES                                                     VALUE
------                                                     -----
        ENERGY (CONTINUED)

  460   Baker Hughes Incorporated                         $ 17,319
  240   BJ Services Company *                               11,002
  580   Burlington Resources Inc.                           20,984
1,320   ChevronTexaco Corporation                          124,225
  827   ConocoPhillips                                      63,092
  230   Devon Energy Corporation                            15,180
  730   El Paso Corporation                                  5,752
  150   EOG Resources, Inc.                                  8,956
8,400   Exxon Mobil Corporation                            373,044
  610   Halliburton Company                                 18,459
  140   Kerr-McGee Corporation                               7,528
  170   Kinder Morgan, Inc.                                 10,079
  440   Marathon Oil Corporation                            16,650
  220   Nabors Industries, Ltd. *                            9,948
  210   Noble Corporation *                                  7,957
  510   Occidental Petroleum Corporation                    24,689
  120   Rowan Companies, Inc. *                              2,920
  800   Schlumberger Limited                                50,808
  100   Sunoco, Inc.                                         6,362
  460   Transocean Inc. *                                   13,312
  360   Unocal Corporation                                  13,680
  150   Valero Energy Corporation                           11,064
  710   Williams Companies, Inc.                             8,449
                                                          --------
                                                           892,484
                                                          --------

        FINANCIALS - 19.6%

  380   ACE Limited                                         16,066
  610   AFLAC Incorporated                                  24,894
  880   Allstate Corporation                                40,964
  130   Ambac Financial Group, Inc.                          9,547
1,570   American Express Company                            80,667
3,290   American International Group, Inc.                 234,511
  470   AmSouth Bancorporation                              11,971
  440   Aon Corporation                                     12,527
  100   Apartment Investment & Management Co. - Class A      3,113
2,536   Bank of America Corporation                        214,596
  940   Bank of New York Company, Inc.                      27,711
1,350   Bank One Corporation                                68,850
  650   BB&T Corporation                                    24,030
  120   Bear Stearns Companies Inc.                         10,117
  310   Capital One Financial Corporation                   21,198
1,720   Charles Schwab Corporation                          16,529
  322   Charter One Financial, Inc.                         14,229
  260   Chubb Corporation                                   17,727

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)

SHARES                                              VALUE
------                                              -----
        FINANCIALS (CONTINUED)

  252   Cincinnati Financial Corporation           $ 10,967
6,660   Citigroup Inc.                              309,690
  260   Comerica Incorporated                        14,269
  339   Countrywide Financial Corporation            23,815
  450   E*TRADE Financial Corporation *               5,018
  560   Equity Office Properties Trust               15,232
  380   Equity Residential                           11,297
1,210   Fannie Mae                                   86,346
  150   Federated Investors, Inc. - Class B           4,551
  700   Fifth Third Bancorp                          37,646
  170   First Horizon National Corporation            7,730
  370   Franklin Resources, Inc.                     18,530
  870   Freddie Mac                                  55,071
  220   Golden West Financial Corporation            23,397
  560   Goldman Sachs Group, Inc.                    52,730
  360   Hartford Financial Services Group, Inc.      24,746
  340   Huntington Bancshares Incorporated            7,786
2,500   J. P. Morgan Chase & Co.                     96,925
  310   Janus Capital Group Inc.                      5,112
  220   Jefferson-Pilot Corporation                  11,176
  580   KeyCorp                                      17,336
  340   Lehman Brothers Holdings Inc.                25,585
  270   Lincoln National Corporation                 12,757
  270   Loews Corporation                            16,189
  200   M&T Bank Corporation                         17,460
  640   Marsh & McLennan Companies, Inc.             29,043
  300   Marshall & Ilsley Corporation                11,727
  220   MBIA Inc.                                    12,566
1,585   MBNA Corporation                             40,877
  580   Mellon Financial Corporation                 17,011
1,150   Merrill Lynch & Co., Inc.                    62,077
  860   MetLife, Inc.                                30,831
  130   MGIC Investment Corporation                   9,862
  220   Moody's Corporation                          14,225
1,350   Morgan Stanley                               71,239
  730   National City Corporation                    25,557
  240   North Fork Bancorporation, Inc.               9,132
  310   Northern Trust Corporation                   13,107
  280   Plum Creek Timber Company, Inc.               9,122
  310   PNC Financial Services Group, Inc.           16,455
  460   Principal Financial Group, Inc.              15,999
  300   Progressive Corporation                      25,590
  200   ProLogis                                      6,584

                See accompanying notes to financial statements.

                                GATEWAY VIT FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)

SHARES                                               VALUE
------                                               -----
        FINANCIALS (CONTINUED)

  410   Providian Financial Corporation *          $    6,015
  680   Prudential Financial, Inc.                     31,600
  320   Regions Financial Corporation                  11,696
  210   SAFECO Corporation                              9,240
  280   Simon Property Group, Inc.                     14,398
  560   SLM Corporation                                22,652
  460   SouthTrust Corporation                         17,853
  838   St. Paul Travelers Companies, Inc.             33,973
  460   State Street Corporation                       22,558
  410   SunTrust Banks, Inc.                           26,646
  430   Synovus Financial Corp.                        10,888
  170   T. Rowe Price Group Inc.                        8,568
  150   Torchmark Corporation                           8,070
2,410   U. S. Bancorp                                  66,420
  285   Union Planters Corporation                      8,496
  340   UnumProvident Corporation                       5,406
1,630   Wachovia Corporation                           72,535
1,060   Washington Mutual, Inc.                        40,958
2,080   Wells Fargo & Company                         119,038
  210   XL Capital Ltd. - Class A                      15,847
  120   Zions Bancorporation                            7,374
                                                   ----------
                                                    2,741,843
                                                   ----------

        HEALTH CARE - 13.2%

2,000   Abbott Laboratories                            81,520
  220   Aetna Inc.                                     18,700
  170   Allergan, Inc.                                 15,218
  130   AmerisourceBergen Corporation                   7,771
1,610   Amgen Inc. *                                   87,858
  220   Anthem, Inc. *                                 19,703
  290   Applera Corp. - Applied Biosystems Group        6,308
   90   Bausch & Lomb Incorporated                      5,856
  730   Baxter International Inc.                      25,192
  360   Becton, Dickinson and Company                  18,648
  403   Biogen Idec Inc. *                             25,490
  370   Biomet, Inc.                                   16,443
1,020   Boston Scientific Corporation *                43,656
2,420   Bristol-Myers Squibb Company                   59,290
  140   C. R. Bard, Inc.                                7,931
  530   Cardinal Health, Inc.                          37,127
  600   Caremark Rx, Inc. *                            19,764
  290   Chiron Corporation *                           12,946
  180   CIGNA Corporation                              12,386
1,400   Eli Lilly and Company                          97,874

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)

SHARES                                                   VALUE
------                                                   -----
        HEALTH CARE (CONTINUED)

  100   Express Scripts, Inc. *                        $    7,923
  460   Forest Laboratories, Inc. *                        26,050
  300   Genzyme Corporation *                              14,199
  440   Guidant Corporation                                24,587
  610   HCA Inc.                                           25,370
  340   Health Management Associates, Inc. - Class A        7,623
  200   Hospira, Inc. *                                     5,520
  240   Humana Inc. *                                       4,056
  310   IMS Health Incorporated                             7,266
3,910   Johnson & Johnson                                 217,787
  340   King Pharmaceuticals Inc. *                         3,893
  130   Manor Care, Inc.                                    4,248
  410   McKesson Corporation                               14,075
  383   Medco Health Solutions, Inc. *                     14,363
  350   MedImmune, Inc. *                                   8,190
1,520   Medtronic Inc.                                     74,054
2,780   Merck & Co., Inc.                                 132,050
   70   Millipore Corporation *                             3,946
  400   Mylan Laboratories Inc.                             8,100
9,716   Pfizer Inc.                                       333,064
  130   Quest Diagnostics Incorporated                     11,044
1,880   Schering-Plough Corporation                        34,742
  260   St. Jude Medical, Inc. *                           19,669
  580   Stryker Corporation                                31,900
  580   Tenet Healthcare Corporation *                      7,778
  240   Thermo Electron Corporation *                       7,378
  780   UnitedHealth Group Incorporated                    48,555
  180   Waters Corporation *                                8,600
  130   Watson Pharmaceuticals, Inc. *                      3,497
  220   Wellpoint Health Networks Inc. *                   24,642
1,680   Wyeth                                              60,749
  290   Zimmer Holdings, Inc. *                            25,578
                                                       ----------
                                                        1,840,177
                                                       ----------

        INDUSTRIALS - 11.0%

  940   3M Co.                                             84,609
  290   Allied Waste Industries, Inc. *                     3,822
  290   American Power Conversion Corporation               5,699
  240   American Standard Companies Inc. *                  9,674
  260   Apollo Group, Inc. - Class A *                     22,955
  150   Avery Dennison Corporation                          9,602
  990   Boeing Company                                     50,579
  500   Burlington Northern Santa Fe Corporation           17,535
  460   Caterpillar Inc.                                   36,542

                See accompanying notes to financial statements.

                                GATEWAY VIT FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)

SHARES                                            VALUE
------                                            -----
         INDUSTRIALS (CONTINUED)

 1,280   Cendant Corporation *                  $ 31,334
   260   Cintas Corporation                       12,394
   120   Cooper Industries, Ltd. - Class A         7,129
    90   Crane Co.                                 2,825
   290   CSX Corporation                           9,503
    70   Cummins, Inc.                             4,375
   440   Danaher Corporation                      22,814
   340   Deere & Company                          23,848
   170   Delta Air Lines, Inc. *                   1,210
    80   Deluxe Corporation                        3,480
   290   Dover Corporation                        12,209
   160   Eaton Corporation                        10,358
   570   Emerson Electric Co.                     36,224
   220   Equifax Inc.                              5,445
   420   FedEx Corp.                              34,310
   100   Fluor Corporation                         4,767
   290   General Dynamics Corporation             28,797
12,760   General Electric Company                413,424
   150   Goodrich Corporation                      4,850
   180   H&R Block, Inc.                           8,582
 1,060   Honeywell International Inc.             38,828
   430   Illinois Tool Works Inc.                 41,233
   260   Ingersoll-Rand Company                   17,761
   120   ITT Industries, Inc.                      9,960
   550   Lockheed Martin Corporation              28,644
   570   Masco Corporation                        17,773
   150   Monster Worldwide Inc. *                  3,858
    90   Navistar International Corporation *      3,488
   530   Norfolk Southern Corporation             14,056
   560   Northrop Grumman Corporation             30,072
   225   PACCAR Inc.                              13,048
   170   Pall Corporation                          4,452
   150   Parker-Hannifin Corporation               8,919
   340   Pitney Bowes Inc.                        15,045
   100   Power-One, Inc. *                         1,098
   150   R. R. Donnelley & Sons Company            4,953
   550   Raytheon Company                         19,674
   260   Robert Half International Inc.            7,740
   270   Rockwell Automation, Inc.                10,128
   270   Rockwell Collins                          8,996
    90   Ryder System, Inc.                        3,606
   890   Southwest Airlines Co.                   14,925
   210   Textron Inc.                             12,464

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)

SHARES                                                     VALUE
------                                                     -----
        INDUSTRIALS (CONTINUED)

   90   Thomas & Betts Corporation *                     $    2,451
2,420   Tyco International Ltd.                              80,199
  360   Union Pacific Corporation                            21,402
1,400   United Parcel Service, Inc. - Class B               105,238
  640   United Technologies Corporation                      58,547
  120   W. W. Grainger, Inc.                                  6,900
  730   Waste Management, Inc.                               22,375
                                                         ----------
                                                          1,546,728
                                                         ----------

        INFORMATION TECHNOLOGY - 16.5%

  930   ADC Telecommunications, Inc. *                        2,641
  340   Adobe Systems Incorporated                           15,810
  460   Advanced Micro Devices, Inc. *                        7,314
  200   Affiliated Computer Services, Inc. - Class A *       10,588
  650   Agilent Technologies, Inc. *                         19,032
  520   Altera Corporation *                                 11,554
  490   Analog Devices, Inc.                                 23,069
  120   Andrew Corporation *                                  2,401
  470   Apple Computer, Inc. *                               15,294
2,040   Applied Materials, Inc. *                            40,025
  430   Applied Micro Circuits Corporation *                  2,288
  140   Autodesk, Inc.                                        5,993
  730   Automatic Data Processing, Inc.                      30,572
  490   Avaya Inc. *                                          7,737
  340   BMC Software, Inc. *                                  6,290
  400   Broadcom Corporation - Class A *                     18,708
  580   CIENA Corporation *                                   2,158
8,900   Cisco Systems, Inc. *                               210,930
  250   Citrix Systems, Inc. *                                5,090
  700   Computer Associates International, Inc.              19,642
  260   Computer Sciences Corporation *                      12,072
  510   Compuware Corporation *                               3,366
  290   Comverse Technology, Inc. *                           5,783
  160   Convergys Corporation *                               2,464
1,510   Corning Incorporated *                               19,721
3,180   Dell Inc. *                                         113,908
  340   Electronic Arts Inc. *                               18,547
  660   Electronic Data Systems Corporation                  12,639
2,920   EMC Corporation *                                    33,288
  979   First Data Corporation                               43,585
  290   Fiserv, Inc. *                                       11,278
  460   Gateway, Inc. *                                       2,070
4,008   Hewlett-Packard Company                              84,569
8,240   Intel Corporation                                   227,424

                See accompanying notes to financial statements.

                                GATEWAY VIT FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)

SHARES                                                   VALUE
------                                                   -----
         INFORMATION TECHNOLOGY (CONTINUED)

 2,070   International Business Machines Corporation   $182,471
   290   Intuit Inc. *                                   11,188
   290   Jabil Circuit, Inc. *                            7,302
 1,780   JDS Uniphase Corporation *                       6,746
   290   KLA-Tencor Corporation *                        14,320
   170   Lexmark International, Inc. *                   16,410
   440   Linear Technology Corporation                   17,367
   490   LSI Logic Corporation *                          3,734
 4,840   Lucent Technologies Inc. *                      18,295
   460   Maxim Integrated Products, Inc.                 24,113
   100   Mercury Interactive Corporation *                4,983
   730   Micron Technology, Inc. *                       11,176
13,920   Microsoft Corporation                          397,555
   290   Molex Incorporated                               9,303
 2,860   Motorola, Inc.                                  52,195
   560   National Semiconductor Corporation *            12,314
   120   NCR Corporation *                                5,951
   460   Network Appliance, Inc. *                        9,904
   490   Novell, Inc. *                                   4,111
   230   Novellus Systems, Inc. *                         7,231
   220   NVIDIA Corporation *                             4,510
 6,680   Oracle Corporation *                            79,692
   370   Parametric Technology Corporation *              1,850
   510   Paychex, Inc.                                   17,279
   450   PeopleSoft, Inc. *                               8,325
   160   PerkinElmer, Inc.                                3,206
   260   PMC-Sierra, Inc. *                               3,731
   120   QLogic Corporation *                             3,191
   910   QUALCOMM Incorporated                           66,412
   210   Sabre Holdings Corporation                       5,819
   640   Sanmina-SCI Corporation *                        5,824
   240   Scientific-Atlanta, Inc.                         8,280
   670   Siebel Systems, Inc. *                           7,156
   980   Solectron Corporation *                          6,341
 4,200   Sun Microsystems, Inc. *                        18,228
   400   SunGard Data Systems Inc. *                     10,400
   350   Symantec Corporation *                          15,323
   320   Symbol Technologies, Inc.                        4,717
   120   Tektronix, Inc.                                  4,082
   560   Tellabs, Inc. *                                  4,894
   280   Teradyne, Inc. *                                 6,356
 2,130   Texas Instruments Incorporated                  51,504
   460   Unisys Corporation *                             6,385

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)

SHARES                                                     VALUE
------                                                     -----
        INFORMATION TECHNOLOGY (CONTINUED)

  560   VERITAS Software Corporation *                   $   15,512
  950   Xerox Corporation *                                  13,775
  460   Xilinx, Inc.                                         15,323
1,640   Yahoo! Inc. *                                        59,581
                                                         ----------
                                                          2,312,215
                                                         ----------

        MATERIALS - 2.9%

  320   Air Products and Chemicals, Inc.                     16,784
  930   Alcoa Inc.                                           30,718
  100   Allegheny Technologies Incorporated                   1,805
   80   Ball Corporation                                      5,764
  140   Bemis Company, Inc.                                   3,955
1,100   Dow Chemical Company                                 44,770
1,220   E. I. du Pont de Nemours and Company                 54,192
  100   Eastman Chemical Company                              4,623
  340   Ecolab Inc.                                          10,778
  170   Engelhard Corporation                                 5,493
  220   Freeport-McMoRan Copper & Gold, Inc. - Class B        7,293
  360   Georgia-Pacific Group                                13,313
   70   Great Lakes Chemical Corporation                      1,894
  150   Hercules Incorporated *                               1,828
  120   International Flavors & Fragrances Inc.               4,488
  660   International Paper Company                          29,502
  130   Louisiana-Pacific Corporation                         3,074
  297   MeadWestvaco Corporation                              8,729
  370   Monsanto Company                                     14,245
  550   Newmont Mining Corporation                           21,318
  100   Nucor Corporation                                     7,676
  240   Pactiv Corporation *                                  5,986
  120   Phelps Dodge Corporation                              9,301
  260   PPG Industries, Inc.                                 16,247
  380   Praxair, Inc.                                        15,166
  310   Rohm and Haas Company                                12,890
  100   Sealed Air Corporation *                              5,327
   80   Sigma-Aldrich Corporation                             4,769
   90   Temple-Inland Inc.                                    6,233
  140   United States Steel Corporation                       4,917
  140   Vulcan Materials Company                              6,657
  310   Weyerhaeuser Company                                 19,567
  100   Worthington Industries, Inc.                          2,053
                                                         ----------
                                                            401,355
                                                         ----------

        TELECOMMUNICATION SERVICES - 3.3%

  440   ALLTEL Corporation                                   22,273
  900   AT&T Corp.                                           13,167

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)

SHARES                                                   VALUE
------                                                   -----
        TELECOMMUNICATION SERVICES (CONTINUED)

3,480   AT&T Wireless Services Inc. *                  $ 49,834
2,300   BellSouth Corporation                            60,306
  210   CenturyTel, Inc.                                  6,308
  410   Citizens Communications Company *                 4,961
1,270   Nextel Communications, Inc. - Class A *          33,858
2,170   Qwest Communications International Inc. *         7,790
4,290   SBC Communications Inc.                         104,033
1,735   Sprint Corporation                               30,536
3,590   Verizon Communications Inc.                     129,922
                                                       --------
                                                        462,988
                                                       --------

        UTILITIES - 2.7%

  750   AES Corporation *                                 7,448
  170   Allegheny Energy, Inc. *                          2,620
  230   Ameren Corporation                                9,881
  460   American Electric Power Company, Inc.            14,720
  510   Calpine Corporation *                             2,203
  430   CenterPoint Energy, Inc.                          4,945
  260   Cinergy Corp.                                     9,880
  210   CMS Energy Corporation *                          1,917
  290   Consolidated Edison, Inc.                        11,530
  240   Constellation Energy Group                        9,096
  440   Dominion Resources, Inc.                         27,755
  260   DTE Energy Company                               10,540
1,070   Duke Energy Corporation                          21,710
  500   Dynegy Inc. - Class A *                           2,130
  460   Edison International                             11,762
  310   Entergy Corporation                              17,363
  920   Exelon Corporation                               30,627
  430   FirstEnergy Corp.                                16,086
  280   FPL Group, Inc.                                  17,906
  210   KeySpan Corporation                               7,707
   70   NICOR Inc.                                        2,378
  350   NiSource Inc.                                     7,217
   50   Peoples Energy Corporation                        2,108
  540   PG&E Corporation *                               15,088
  120   Pinnacle West Capital Corporation                 4,847
  240   PPL Corporation                                  11,016
  330   Progress Energy, Inc.                            14,536
  310   Public Service Enterprise Group Incorporated     12,409
  290   Sempra Energy                                     9,985
  830   Southern Company                                 24,195
  270   TECO Energy, Inc.                                 3,237
  460   TXU Corporation                                  18,635

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)

SHARES                                                                                        VALUE
------                                                                                        -----
                UTILITIES (CONTINUED)

      540       Xcel Energy, Inc.                                                         $       9,023
                                                                                          -------------
                                                                                                372,500
                                                                                          -------------

                  Total common stocks (cost $12,589,722)                                     13,584,725
                                                                                          -------------

                EXCHANGE-TRADED FUNDS - 2.9%

    3,575       Standard & Poor's Depositary Receipts (cost $399,386)                           409,445
                                                                                          -------------

CONTRACTS

                PUT OPTIONS - 0.5%

       30       On S&P 500 Index expiring August 21, 2004 at 1025                                 8,700
       62       On S&P 500 Index expiring September 18, 2004 at 1025                             39,060
       31       On S&P 500 Index expiring September 18, 2004 at 1050                             26,660
                                                                                          -------------

                  Total put options (cost $124,757)                                              74,420
                                                                                          -------------

                REPURCHASE AGREEMENT - 1.9% **

                0.80% repurchase agreement with U. S. Bank, N. A.
                  dated June 30, 2004, due July 1, 2004 (repurchase proceeds $263,006)          263,000
                                                                                          -------------

                Total common stocks, exchange-traded funds, put options and
                  repurchase agreement - 102.5%                                              14,331,590
                                                                                          -------------

                CALL OPTIONS - (2.7%) ***

      (35)      On S&P 500 Index expiring July 17, 2004 at 1100                                (149,975)
      (52)      On S&P 500 Index expiring July 17, 2004 at 1125                                (112,320)
      (36)      On S&P 500 Index expiring August 21, 2004 at 1125                              (114,300)
                                                                                          -------------

                  Total call options outstanding (premiums received $311,653)                  (376,595)
                                                                                          -------------

                OTHER ASSETS AND LIABILITIES, NET - 0.2%                                         26,575
                                                                                          -------------

                NET ASSETS - 100.0%                                                       $  13,981,570
                                                                                          =============

*     Non-income producing.

** Repurchase agreement fully collateralized by U. S. Government Agency obligations.

*** The $13,994,170 aggregate value of common stocks and exchange-traded funds covers outstanding call options.

                See accompanying notes to financial statements.

                                GATEWAY VIT FUND
         STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 2004 (UNAUDITED)

ASSETS:
Common stocks, at value (cost $12,589,722)                        $ 13,584,725
Exchange-traded funds, at value (cost $399,386)                        409,445
Put options, at value (cost $124,757)                                   74,420
Repurchase agreement                                                   263,000
Cash                                                                       587
Dividends and interest receivable                                       16,871
Other assets                                                            11,452
                                                                  ------------
  Total assets                                                      14,360,500
                                                                  ------------

LIABILITIES:
Call options outstanding, at value (premiums received $311,653)        376,595
Other accrued expenses and liabilities                                   2,335
                                                                  ------------
  Total liabilities                                                    378,930
                                                                  ------------

NET ASSETS                                                        $ 13,981,570
                                                                  ============

NET ASSETS CONSIST OF:
Paid-in capital                                                   $ 14,852,974
Undistributed net investment income                                     45,696
Accumulated net realized loss on investment transactions            (1,806,883)
Net unrealized appreciation on investments                             889,783
                                                                  ------------
  Net assets                                                      $ 13,981,570
                                                                  ============

FUND SHARES OUTSTANDING
(unlimited number of shares authorized, no par value)                1,543,279
                                                                  ============

NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE                                      $       9.06
                                                                  ============

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND
  STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME:
Dividends                                                             $ 112,160
Interest                                                                  1,244
                                                                      ---------
  Total investment income                                               113,404
                                                                      ---------

EXPENSES:
Investment advisory and management fees                                  34,164
Professional fees                                                        15,309
Custodian fees                                                            8,244
Standard & Poor's licensing fees                                          5,000
Trustees' fees                                                            4,850
Insurance expense                                                         1,382
Other expenses                                                            1,122
                                                                      ---------
  Total expenses                                                         70,071
Fees waived                                                              (1,743)
                                                                      ---------
  Net expenses                                                           68,328
                                                                      ---------

NET INVESTMENT INCOME                                                    45,076
                                                                      ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
REALIZED LOSS ON INVESTMENT TRANSACTIONS:
Common stocks                                                            (5,822)
Put options expired and closed                                         (257,064)
Call options expired and closed                                        (162,175)
                                                                      ---------
  Net realized loss on investment transactions                         (425,061)
                                                                      ---------

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS:
Common stocks                                                           381,161
Put options                                                               9,658
Call options                                                            372,693
                                                                      ---------
  Net change in unrealized appreciation/depreciation on investments     763,512
                                                                      ---------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                         338,451
                                                                      ---------

NET INCREASE IN NET ASSETS FROM OPERATIONS                            $ 383,527
                                                                      =========

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                     Six Months         Year
                                                                        Ended          Ended
                                                                    June 30, 2004   December 31,
                                                                     (Unaudited)        2003
                                                                    -------------   ------------
FROM OPERATIONS:
Net investment income                                               $     45,076    $    103,765
Net realized loss on investment transactions                            (425,061)     (1,170,246)
Net change in unrealized appreciation/depreciation on investments        763,512       2,445,905
                                                                    ------------    ------------
  Net increase in net assets from operations                             383,527       1,379,424
                                                                    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                                    --        (103,379)
                                                                    ------------    ------------

FROM FUND SHARE TRANSACTIONS:
Net asset value of shares issued in reinvestment of
  distributions to shareholders                                               --         103,379
                                                                    ------------    ------------

NET INCREASE IN NET ASSETS                                               383,527       1,379,424

NET ASSETS:
Beginning of period                                                   13,598,043      12,218,619
                                                                    ------------    ------------
End of period                                                       $ 13,981,570    $ 13,598,043
                                                                    ============    ============

UNDISTRIBUTED NET INVESTMENT INCOME                                 $     45,696    $        620
                                                                    ============    ============

FUND SHARE TRANSACTIONS:
Shares issued in reinvestment of distributions to shareholders                --          11,734
                                                                    ------------    ------------
  Net increase in Fund shares outstanding                                     --          11,734
Shares outstanding, beginning of period                                1,543,279       1,531,545
                                                                    ------------    ------------
Shares outstanding, end of period                                      1,543,279       1,543,279
                                                                    ============    ============

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND
         FINANCIAL HIGHLIGHTS -- PER SHARE DATA FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                                               Six Months
                                                 Ended
                                                June 30,      Year Ended     Year Ended    Period Ended
                                                 2004        December 31,   December 31,   December 31,
                                              (Unaudited)        2003           2002          2001(1)
                                              -----------    ------------   ------------   ------------
BEGINNING NET ASSET VALUE                      $     8.81     $     7.98     $    10.18     $    10.00
                                               ----------     ----------     ----------     ----------

INVESTMENT OPERATIONS:
Net investment income                                0.03           0.07           0.07           0.01
Net realized and unrealized gain (loss)              0.22           0.83          (0.48)          0.18
                                               ----------     ----------     ----------     ----------
  Total from investment operations                   0.25           0.90          (0.41)          0.19
                                               ----------     ----------     ----------     ----------

DISTRIBUTIONS:
Dividends from net investment income                   --          (0.07)         (0.07)         (0.01)
Distributions from net realized gain                   --             --          (1.72)            --
                                               ----------     ----------     ----------     ----------
  Total distributions                                  --          (0.07)         (1.79)         (0.01)
                                               ----------     ----------     ----------     ----------

ENDING NET ASSET VALUE                         $     9.06     $     8.81     $     7.98     $    10.18
                                               ==========     ==========     ==========     ==========

TOTAL RETURN                                         2.84%(3)      11.25%         (4.05%)         1.90%(3)

ENDING NET ASSETS (000's)                      $   13,982     $   13,598     $   12,219     $   12,736

AVERAGE NET ASSETS RATIOS:
Net expenses                                         1.00%(4)       0.99%          0.92%          1.00%(4)
Net investment income (2)                            0.66%(4)       0.81%          0.72%          0.64%(4)

PORTFOLIO TURNOVER RATE                                 7%(4)          0%             5%             0%

(1) Represents the period from the initial public offering of shares (November 6, 2001) through December 31, 2001.

(2) Absent investment advisory and management fees waived by the Adviser, the ratios of expenses to average net assets would have been 1.03%(4), 1.10% and 1.44% for the periods ended June 30, 2004, December 31, 2002 and December 31, 2001, respectively.

(3)   Unannualized.

(4)   Annualized.

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND
            NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

The Gateway Variable Insurance Trust (the Trust) is an Ohio business trust, registered under the Investment Company Act of 1940, which is authorized to establish and operate one or more separate series of mutual funds. The Trust currently operates one diversified mutual fund, the Gateway VIT Fund (the Fund). Shares of the Fund are available to the public only through the purchase of certain variable life insurance contracts and variable annuity contracts offered by participating life insurance companies, and through certain retirement plans. At June 30, 2004, Transamerica Life Insurance Company owned substantially all outstanding shares of the Fund.

The investment objective of the Fund is to capture the majority of the higher returns associated with equity market investments, while exposing investors to significantly less risk than other equity investments. The Fund attempts to achieve its investment objective primarily by owning the 500 common stocks included in the S&P 500 Index and by selling index call options on its indexed portfolio. The Fund also buys index put options that can protect the Fund from a significant market decline over a short period of time.

The following is a summary of the Fund's significant accounting policies:

INVESTMENTS VALUATION - The Fund values its portfolio securities as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 P.M., Eastern time). Securities, other than option contracts, traded on a national stock exchange are valued at the last reported sales price on the primary exchange on which the security is traded. Securities traded in the over-the-counter market, and which are quoted by NASDAQ, are valued at the NASDAQ Official Closing Price. Option contracts (both purchased and written) are valued at the average of the closing bid and asked quotations. Securities for which market quotations are not readily available and securities in which trading has been suspended during the day are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees.

SHARE VALUATION - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are recorded on the trade date. Capital gains and losses are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is accrued daily.

OPTION TRANSACTIONS - The Fund purchases index put options and writes (sells) index call options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently valued until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income and net realized capital gains, if any, are recorded on the ex-dividend date and are declared and paid to shareholders annually.

                                GATEWAY VIT FUND
            NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004 (UNAUDITED)

REPURCHASE AGREEMENTS - The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P. (the Adviser).

FEDERAL INCOME TAXES - The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Based on this policy, the Fund makes no provision for income taxes.

At December 31, 2003, the components of distributable earnings on a tax basis were as follows:

Cost of portfolio investments                  $  12,689,777
                                               =============

Gross unrealized appreciation                  $   1,787,246
Gross unrealized depreciation                      1,250,033
                                               -------------
   Net unrealized appreciation                       537,213
Undistributed ordinary income                            620
Capital loss carryforwards                        (1,750,315)
Other loss deferrals                                 (42,449)
                                               -------------
Distributable earnings                         $  (1,254,931)
                                               =============

At December 31, 2003, the Fund's capital loss carryforwards expire December 31, 2011. The difference between the book basis and tax basis of distributable earnings resulted from the tax deferral of losses on wash sales and certain hedged transactions, and the tax recognition of net unrealized depreciation on open option contracts at December 31, 2003. There were no differences between the book basis and tax basis of distributions paid for the year ended December 31, 2003. The only difference between the book basis and the tax basis of distributions paid for the year ended December 31, 2002 was the treatment of the $765,730 short-term capital gain distribution as ordinary income for tax purposes.

At June 30, 2004, based on a $12,888,900 federal tax cost of common stocks and options, gross unrealized appreciation totaled $2,038,379, gross unrealized depreciation totaled $1,235,284 and net unrealized appreciation totaled $803,095.

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. TRANSACTIONS WITH AFFILIATES

The Fund pays the Adviser an investment advisory and management fee under the terms of a Management Agreement at an annual rate of 0.50% of the Fund's average daily net assets. The Adviser receives no separate fee for its transfer agency, fund accounting and other services to the Fund, and the Adviser pays the Fund's expenses of reporting to shareholders under the Management Agreement.

If total annual operating expenses (excluding taxes, interest, brokerage commissions and expenses of an extraordinary nature) exceed 1.00% of the Fund's average daily net assets, the Adviser has contractually agreed through December 31, 2004, to waive all or a portion of its fee as necessary to limit the Fund'six months ended June 30, 2004, the Adviser waived investment advisory and management fees of $1,743.

                                GATEWAY VIT FUND
            NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004 (UNAUDITED)

3. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2004, cost of purchases of investment securities (excluding short-term investments) totaled $473,296 and proceeds from sales totaled $921,536.

The Fund may write (sell) call options on stock indexes in exchange for cash (that is, "the option premium") to enhance earnings on the portfolio securities. However, using these contracts limits the opportunity to participate in appreciation of the underlying portfolio beyond certain upper limits set by the contracts. The Fund may also buy put options on stock indexes. The purchase of put options involves the risk of loss of all or part of the cash paid for the put options. In general, the liability recorded upon receipt of written option premiums increases to offset rises and decreases to offset declines in portfolio value. Similarly, the value of purchased put options generally increases to offset declines and decreases to offset rises in portfolio value. For the six months ended June 30, 2004, transactions in written options were as follows:

                                        Contracts     Premiums
                                        ---------     --------
Outstanding at December 31, 2003           126      $   441,105
Options written                            449        1,178,488
Options terminated in closing
  purchase transactions                   (432)      (1,229,990)
Options expired                            (20)         (77,950)
                                          ----      -----------
Outstanding at June 30, 2004               123      $   331,653
                                          ====      ===========

4. SUBSEQUENT EVENT

On August 10, 2004, the Board of Trustees of the Trust voted to approve the closing of the Fund and the termination of the Trust. Effective immediately, shares of the Fund were no longer offered for sale. The Fund was subsequently closed on August 13, 2004.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted those proxies during the twelve-month period ended June 30, 2004, are available without charge: (i) upon request by calling the Fund at 800.354.6339, and (ii) from the Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

ITEM 2. CODE OF ETHICS.

Applicable to Annual Reports only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Applicable to Annual Reports only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Applicable to Annual Reports only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of September 2, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings of Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Applicable to Annual Reports only.

(a)(2) EX-99.CERT Certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable.

(b) EX-99.906.CERT required by Rule 30a-2(b) of the Investment Company Act of 1940 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Gateway Variable Insurance Trust

By  /s/ Walter G. Sall
    --------------------------------
    Walter G. Sall, Chairman

Date September 2, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Walter G. Sall
    -------------------------------
    Walter G. Sall, Chairman

Date September 2, 2004

By  /s/ Gary H. Goldschmidt
    -------------------------------
    Gary H. Goldschmidt
    Vice President and Treasurer

Date September 2, 2004